Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits [Text Block]
14. Pension and Other Post-retirement Benefits
We have defined benefit pension plans which cover employees in the U.S. and various other countries. We also sponsor post-retirement benefit plans other than pensions that provide medical benefits to certain of our U.S., Canadian and French employees. In addition, we provide other post-employment benefits such as early retirement and deferred compensation severance benefits to employees of certain non-U.S. countries. We use a measurement date of December 31 for all of our benefit plans.
Pension Benefits—The following tables provide a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2022		2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$1,916	$1,924	$2,039	$2,159
Service cost	48	35	60	42
Interest cost	48	26	36	20
Actuarial gain	(356)	(523)	(29)	(107)
Plan amendments	—	4	—	1
Benefits paid	(56)	(51)	(71)	(50)
Participant contributions	—	1	—	2
Settlement	(460)	(6)	(119)	(8)
Foreign exchange effects	—	(134)	—	(135)
Benefit obligation, end of period	1,140	1,276	1,916	1,924
Change in plan assets:
Fair value of plan assets, beginning of period	1,743	1,082	1,548	1,168
Actual return on plan assets	(206)	(275)	229	(29)
Company contributions	—	58	156	62
Benefits paid	(56)	(51)	(71)	(50)
Participant contributions	—	1	—	2
Settlement	(460)	(6)	(119)	(8)
Foreign exchange effects	—	(76)	—	(63)
Fair value of plan assets, end of period	1,021	733	1,743	1,082
Funded status of continuing operations, end of period	$(119)	$(543)	$(173)	$(842)
Amounts recognized in the Consolidated Balance Sheets consists of the following:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Prepaid benefit cost, long-term	$12	$50	$7	$60
Accrued benefit liability, current	—	(26)	—	(31)
Accrued benefit liability, long-term	(131)	(567)	(180)	(871)
Funded status of continuing operations, end of period	$(119)	$(543)	$(173)	$(842)
Amounts recognized in Accumulated other comprehensive loss include the following:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Actuarial and investment loss	$274	$39	$450	$273
Prior service cost	—	29	—	29
Balance, end of period	$274	$68	$450	$302
The following additional information is presented for our U.S. and non-U.S. pension plans:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined benefit plans	$1,114	$1,185	$1,854	$1,783
Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$667	$720	$1,909	$1,152
Fair value of assets	536	127	1,729	250
Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$655	$582	$1,086	$1,005
Fair value of assets	536	52	966	215
Components of net periodic pension costs for our U.S. and non-U.S. plans are as follows:

	U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$48	$60	$63
Interest cost	48	36	53
Expected return on plan assets	(97)	(114)	(115)
Settlement loss	103	27	4
Actuarial loss amortization	20	35	29
Net periodic benefit cost	$122	$44	$34

	Non-U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$35	$42	$46
Interest cost	26	20	21
Expected return on plan assets	(18)	(17)	(19)
Settlement loss	—	1	2
Curtailment gain	—	—	(4)
Prior service cost amortization	3	3	3
Actuarial loss amortization	7	15	23
Net periodic benefit cost	$53	$64	$72
In May 2022, a LyondellBasell sponsored pension plan purchased a group annuity contract from an insurance company to transfer $361 million of our outstanding pension benefit obligations related to certain U.S. retirees and beneficiaries. The purchase of the group annuity contract was funded with pension plan assets. The insurance company is now required to pay and administer the retirement benefits owed to approximately 9,000 U.S. retirees and beneficiaries with no change to their monthly retirement benefit payment amounts. In connection with this transaction, in the second quarter of 2022, we recognized a non-cash pension settlement loss of $80 million, reflected in Other (expense) income, net, primarily related to the accelerated recognition of actuarial losses included in Accumulated other comprehensive loss.
The actual and target asset allocations for our plans are as follows:

	2022		2021
	Actual	Target	Actual	Target
Canada
Fixed income	100%	100%	100%	100%
United Kingdom—Lyondell Chemical Plans
Equity securities	34%	38%	39%	38%
Fixed income	66%	62%	61%	62%
United Kingdom—Basell Plans
Equity securities	22%	25%	40%	40%
Fixed income	78%	75%	60%	60%
United Kingdom—A. Schulman Plans
Equity securities and growth assets	22%	25%	51%	50%
Fixed income and matching assets	78%	75%	49%	50%
United States
Equity securities	35%	35%	32%	35%
Fixed income	38%	39%	40%	39%
Alternatives	27%	26%	28%	26%
We estimate the following contributions to our pension plans in 2023:

Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$9	$54
Multi-employer plans	—	6
Total	$9	$60
As of December 31, 2022, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2023	$121	$59
2024	123	58
2025	91	60
2026	94	61
2027	94	62
2028 through 2032	475	332
The following tables set forth the principal assumptions on discount rates, projected rates of compensation increase and expected rates of return on plan assets, where applicable. These assumptions vary for the different plans, as they are determined in consideration of local conditions.
The weighted average assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2022		2021
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.50%	3.99%	2.80%	1.45%
Rate of compensation increase	4.65%	2.66%	4.74%	2.64%
Cash balance interest credit rate	3.80%	—%	1.78%	—%
The weighted average assumptions used in determining net benefit costs for our pension plans were as follows:

	Year Ended December 31,
	2022		2021		2020
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	2.80%	1.45%	2.54%	0.99%	3.16%	1.03%
Expected return on plan assets	7.25%	1.85%	7.25%	1.44%	7.25%	1.79%
Rate of compensation increase	4.74%	2.64%	4.63%	2.55%	4.83%	2.59%
The discount rate assumptions reflect the rates at which the benefit obligations could be effectively settled, based on the yields of high-quality long-term bonds where the term closely matches the term of the benefit obligations. We measure service and interest costs by applying the specific spot rates along that same yield curve to the projected cash flows of the plans. This approach provides a more precise measurement of service and interest costs. The weighted average expected long-term rate of return on assets in our U.S. plans of 7.25% is based on the average level of earnings that our independent pension investment adviser had advised could be expected to be earned over a fifteen to twenty year time period consistent with the target asset allocation of the plans, historical capital market performance, historical plan performance (since the 1997 inception of the U.S. Master Trust) and a forecast of expected future asset returns. The weighted average expected long-term rate of return on assets in our non-U.S. plans of 1.85% is based on expectations and asset allocations that vary by region. We review these long-term assumptions on a periodic basis.
Actual rates of return may differ from the expected rate due to the volatility normally experienced in capital markets. Assets are externally managed by professional investment firms over the long term to achieve optimal returns with an acceptable level of risk and volatility in order to meet the benefit obligations of the plans as they come due.
Our pension plans have not directly invested in securities of LyondellBasell N.V., and there have been no significant transactions between any of the pension plans and the Company or related parties thereof.
The pension investments that are measured at fair value are summarized below:

	December 31, 2022
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock	$142	$142	$—	$—
Commingled funds measured at net asset value	357
Real estate measured at net asset value	100
Hedge funds measured at net asset value	119
Private equity measured at net asset value	60
U.S. government securities	223	223	—	—
Cash and cash equivalents	27	27	—	—
Total U.S. Pension Assets	$1,028	$392	$—	$—

	December 31, 2022
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
Non-U.S.
Insurance arrangements	$492	$—	$—	$492
Commingled funds measured at net asset value	239
Cash and cash equivalents	1	1	—	—
Total Non-U.S. Pension Assets	$732	$1	$—	$492

	December 31, 2021
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock	$279	$279	$—	$—
Commingled funds measured at net asset value	523
Real estate measured at net asset value	113
Hedge funds measured at net asset value	171
Private equity measured at net asset value	203
U.S. government securities	401	401	—	—
Cash and cash equivalents	64	64	—	—
Total U.S. Pension Assets	$1,754	$744	$—	$—

	December 31, 2021
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
Non-U.S.
Insurance arrangements	$737	$—	$—	$737
Commingled funds measured at net asset value	341
Cash and cash equivalents	2	2	—	—
Total Non-U.S. Pension Assets	$1,080	$2	$—	$737
Certain non-U.S. plans have investments in a pooled asset portfolio which are treated as a nonparticipating insurance contract. The associated plan assets underlying the insurance arrangement are measured at the cash surrender value, which is derived primarily from an actuarial determination of the discounted benefits cash flows. As such, these assets are considered as using significant unobservable inputs (Level 3). These defined benefits pension plan assets at December 31, 2021 were valued at $737 million and has decreased to $492 million at December 31, 2022. The change is due primarily to the reduction of the assets in relation with the increase of the discount rate from 2021 to 2022.
The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2022 are as follows:

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
U.S.
Commingled fund investing in Domestic Equity	$148	$—	N/A	daily	1 to 3 days	3 to 4 days
Commingled fund investing in International Equity	65	—	N/A	daily	1 to 3 days	3 days
Commingled fund investing in Fixed Income	144	—	N/A	daily	1 to 3 days	3 to 7 days
Real Estate	100	13	10 years	quarterly	15 to 25 days	45 to 90 days
Hedge Funds	119	—	N/A	quarterly	10 to 30 days	20 to 90 days
Private Equity	60	18	10 years	Not eligible	N/A	N/A
Total U.S.	$636	$31

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
Non-U.S.
Commingled fund investing in Domestic Equity	$20	$—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in International Equity	21	—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in Fixed Income	198	—	N/A	daily	1 to 3 days	3 days
Total Non-U.S.	$239	$—
The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2021 are as follows:

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
U.S.
Commingled fund investing in Domestic Equity	$148	$—	N/A	daily	1 to 3 days	3 to 4 days
Commingled fund investing in International Equity	128	—	N/A	daily	1 to 3 days	3 days
Commingled fund investing in Fixed Income	247	—	N/A	daily	1 to 3 days	3 to 7 days
Real Estate	113	14	10 years	quarterly	15 to 25 days	45 to 90 days
Hedge Funds	171	—	N/A	quarterly	10 to 30 days	20 to 90 days
Private Equity	203	72	10 years	Not eligible	N/A	N/A
Total U.S.	$1,010	$86

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
Non-U.S.
Commingled fund investing in Domestic Equity	$35	$—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in International Equity	67	—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in Fixed Income	239	—	N/A	daily	1 to 3 days	3 days
Total Non-U.S.	$341	$—
Multi-employer Plan—The Company participates in a multi-employer arrangement with Pensionskasse der BASF WaG V.VaG (“Pensionskasse”) which provides for benefits to the majority of our employees in Germany. Up to a certain salary level, the benefit obligations are covered by contributions of the Company and the employees to the plan. Contributions made to the multi-employer plan are expensed as incurred.
The following table provides disclosure related to the Company’s multi-employer plan:

	Company Contributions
Millions of dollars	2022	2021	2020
Pensionskasse	$7	$6	$7
The Company-specific plan information for the Pensionskasse is not publicly available and the plan is not subject to a collective-bargaining agreement. The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees. To the extent that the Pensionskasse is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers. The Pensionskasse financial statements for the years ended December 31, 2021 and 2020 indicated total assets of $9,944 million and $10,257 million, respectively; total actuarial present value of accumulated plan benefits of $9,524 million and $9,828 million, respectively; and total contributions for all participating employers of $232 million and $254 million, respectively. Our plan contributions did not exceed 5 percent of the total contributions in 2022, 2021 or 2020.
Other Post-retirement Benefits—We sponsor unfunded health care and life insurance plans covering certain eligible retired employees and their eligible dependents. Generally, the medical plans pay a stated percentage of medical expenses reduced by deductibles and other coverage. Life insurance benefits are generally provided by insurance contracts. We retain the right, subject to existing agreements, to modify or eliminate these benefits.
The following tables provide a reconciliation of benefit obligations of our unfunded other post-retirement benefit plans:

	Year Ended December 31,
	2022		2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$203	$68	$211	$86
Service cost	1	2	1	3
Interest cost	5	1	4	1
Actuarial (gain) loss	(40)	(23)	8	(17)
Benefits paid	(23)	(1)	(28)	(1)
Participant contributions	7	—	7	—
Plan amendments	—	—	—	2
Foreign exchange effects	—	(6)	—	(6)
Benefit obligation, end of period	153	41	203	68
Change in plan assets:
Fair value of plan assets, beginning of period	—	—	—	—
Employer contributions	16	1	21	1
Participant contributions	7	—	7	—
Benefits paid	(23)	(1)	(28)	(1)
Fair value of plan assets, end of period	—	—	—	—
Funded status, end of period	$(153)	$(41)	$(203)	$(68)
Amounts recognized in the Consolidated Balance Sheets are as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accrued benefit liability, current	$(14)	$(1)	$(15)	$(1)
Accrued benefit liability, long-term	(139)	(40)	(188)	(67)
Funded status, end of period	$(153)	$(41)	$(203)	$(68)
Amounts recognized in Accumulated other comprehensive loss are as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Actuarial and investment income (loss)	$89	$18	$54	$(7)
Prior service cost	—	(1)	—	(1)
Balance, end of period	$89	$17	$54	$(8)
The components of net periodic other post-retirement costs are as follows:

	U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$1	$1	$1
Interest cost	5	4	7
Actuarial gain amortization	(5)	(6)	(2)
Net periodic benefit cost	$1	$(1)	$6

	Non-U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$2	$3	$3
Interest cost	1	1	1
Actuarial loss amortization	—	2	3
Net periodic benefit cost	$3	$6	$7
The following tables set forth the assumed health care cost trend rates for our U.S. and Non-U.S. Plans:

	U.S. Plans
	December 31,
	2022		2021
Immediate trend rate	6.5%		6.3%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline)	4.5%		4.5%
Year that the rate reaches the ultimate trend rate	2031		2029

	Non-U.S. Plans
	Canada		France
	December 31,		December 31,
	2022	2021	2022	2021
Immediate trend rate	4.5%	4.5%	4.5%	4.5%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline)	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—
The health care cost trend rate assumption does not typically have a significant effect on the amounts reported due to limits on maximum contribution levels to the medical plans.
The weighted average assumptions used in determining the net benefit liabilities for our other post-retirement benefit plans were as follows:

	December 31,
	2022		2021
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.44%	3.95%	2.75%	1.47%
Rate of compensation increase	4.16%	—	4.18%	—
The weighted average assumptions used in determining the net benefit costs for our other post-retirement benefit plans were as follows:

	Year Ended December 31,
	2022		2021		2020
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	2.75%	1.47%	2.48%	1.10%	3.12%	1.20%
Rate of compensation increase	4.18%	—	4.19%	—	4.50%	—
As of December 31, 2022, future expected benefit payments by our other post-retirement benefit plans, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2023	$15	$1
2024	15	1
2025	15	1
2026	14	1
2027	14	1
2028 through 2032	62	8
Accumulated Other Comprehensive Loss—In 2022, pension benefits actuarial gain and other post-retirement benefits actuarial gain of $281 million and $65 million, respectively, are primarily due to changes in discount rate assumption and updated actuarial assumptions. In 2021, pension benefits actuarial gain and other post-retirement benefits actuarial gain of $205 million and $9 million, respectively, are primarily due to changes in discount rate assumption and updated actuarial assumptions.
Deferred income taxes related to amounts in Accumulated other comprehensive loss include provisions of $53 million and $178 million as of December 31, 2022 and 2021, respectively.
Defined Contribution Plans—Most employees in the U.S. and certain non-U.S. countries are eligible to participate in defined contribution plans (“Employee Savings Plan”) by contributing a portion of their compensation. We make employer contributions, such as matching contributions, to certain of these plans. The Company also has a nonqualified deferred compensation plan that covers senior management in the U.S. This plan was amended in April 2013 to provide for Company contributions on behalf of certain eligible employees who earn base pay above the IRS annual compensation limit.
The following table provides the Company contributions to the Employee Savings Plans:

	Company Contributions
	2022		2021		2020
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Employee Savings Plans	$53	$8	$51	$8	$48	$8